Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents		$ 5,687,311	$ 5,752,117
Accounts receivable, net		19,127,321	3,650,005
Prepayments		7,339,861	5,473,938
Other receivables		2,795,843	1,540,044
Loans receivable		28,622,704	22,487,767
Amount due from related parties		2,677,345	705,280
Total current assets		66,250,385	39,609,151
NON-CURRENT ASSET
Property and equipment, net		9,073,698	12,224,582
Deferred tax assets		238,237	35,491
Deposits		2,657,126	10,327,872
Goodwill		33,237,409	14,157,570
Total non-current asset		45,206,470	36,745,515
Total assets		111,456,855	76,354,666
CURRENT LIABILITIES:
Short-term bank borrowings		10,022,335	7,579,324
Accounts and notes payable		10,134,535	1,344,532
Other payables and accrued liabilities		29,054,674	19,269,124
Amount due to related parties		6,108,866	294,344
Tax payable		5,278,436	3,133,294
Current maturities of long-term bank borrowings		586,935	269,009
Current portion of capital lease and financing obligations		757,088	2,267,248
Current maturities of loans from other financial institutions			144,126
Total current liabilities		61,942,869	34,301,001
NON-CURRENT LIABILITIES
Long-term bank borrowings		253,352	179,339
Long-term portion of capital lease and financing obligations		1,158,642	200,712
Total non-current liabilities		1,411,994	380,051
Total liabilities		63,354,863	34,681,052
SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 22,960,277 and 19,134,277 shares issued and outstanding as of December 31, 2022 and 2021, respectively*	[1]	22,960	19,134
Share subscription receivables		(847,086)	(847,086)
Additional paid-in capital		41,734,546	35,796,751
Statutory reserves		1,036,841	916,148
Retained earnings		7,704,538	5,929,043
Accumulated other comprehensive loss		(1,549,807)	(140,376)
Total shareholders’ equity		48,101,992	41,673,614
Total liabilities and shareholders’ equity		$ 111,456,855	$ 76,354,666

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, and the surrender and cancellation of shares effected on May 21, 2020.